Other financial assets - Pledged bank balances (Details) - Pledged bank balances - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other financial assets [Line Items]
Non current payables of interest and commitment fee	€ 10,500	€ 10,500
Non-current trade payables	3,612	430
Pledged Bank balance for security	1,400	1,200
More than one year
Disclosure of Other financial assets [Line Items]
Non current pledged bank balance	15,512	€ 12,190
Within one year
Disclosure of Other financial assets [Line Items]
Non current pledged bank balance	€ 0